Pension Benefits (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated future benefit payments which reflect expected future service to be paid by the Benefit Plans
2012	$ 8,000
2013	4,969
2014	6,361
2015	6,251
2016	5,704
2017-2021	29,263
Total	$ 60,548